Fair value of financial instruments - Comparison of carrying amounts and fair values for assets and liabilities not held at fair value (Details) - GBP (£) £ in Millions	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Financial assets
Loans and advances at amortised cost	£ 145,259	[1]	£ 134,267
Reverse repurchase agreements and other similar secured lending	3,177	[1]	8,981
Financial liabilities
Repurchase agreements and other similar secured borrowing	(12,769)	[1]	(10,443)
Debt securities in issue	(48,388)	[1]	(29,423)
Subordinated liabilities	(32,185)	[1]	(32,005)	£ (33,425)
Not held at fair value
Financial assets
Loans and advances at amortised cost	145,665		134,537
Reverse repurchase agreements and other similar secured lending	3,177		8,981
Financial liabilities
Deposits at amortised cost	(262,843)		(244,738)
Repurchase agreements and other similar secured borrowing	(12,776)		(10,443)
Debt securities in issue	(48,350)		(29,486)
Subordinated liabilities	(33,598)		(33,356)
Not held at fair value | Level 1
Financial assets
Loans and advances at amortised cost	15,406		8,824
Reverse repurchase agreements and other similar secured lending	0		0
Financial liabilities
Deposits at amortised cost	(180,829)		(165,909)
Repurchase agreements and other similar secured borrowing	0		0
Debt securities in issue	0		0
Subordinated liabilities	0		0
Not held at fair value | Level 2
Financial assets
Loans and advances at amortised cost	63,948		65,267
Reverse repurchase agreements and other similar secured lending	3,177		8,981
Financial liabilities
Deposits at amortised cost	(82,014)		(78,769)
Repurchase agreements and other similar secured borrowing	(12,776)		(10,443)
Debt securities in issue	(46,201)		(27,630)
Subordinated liabilities	(33,598)		(33,356)
Not held at fair value | Level 3
Financial assets
Loans and advances at amortised cost	66,311		60,446
Reverse repurchase agreements and other similar secured lending	0		0
Financial liabilities
Deposits at amortised cost	0		(60)
Repurchase agreements and other similar secured borrowing	0		0
Debt securities in issue	(2,149)		(1,856)
Subordinated liabilities	0		0
Carrying amount
Financial assets
Loans and advances at amortised cost	145,259		134,267
Reverse repurchase agreements and other similar secured lending	3,177		8,981
Financial liabilities
Deposits at amortised cost	(262,828)		(244,696)
Repurchase agreements and other similar secured borrowing	(12,769)		(10,443)
Debt securities in issue	(48,388)		(29,423)
Subordinated liabilities	£ (32,185)		£ (32,005)

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.